Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share

For the years ended December 31, 2014 and December 31, 2013, the diluted weighted average number of shares includes the incremental effect of outstanding share-based incentive awards.

(In thousands, except share data)	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013

Class A common shares
Basic weighted average number of common shares outstanding (B)	47,541,484	47,541,409	47,513,846
Weighted average number of RSU’s without service conditions (note 13) (B)	243,904	168,904	93,904
Dilutive effect of share-based incentive awards	—	113,423	159,516

Common shares and common share equivalents (F)	47,785,388	47,823,736	47,767,266

Class B common shares
Basic weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based incentive awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net (loss) income available to common shareholders	$(31,937)	$4,996	$32,518

Available to:
- Class A shareholders for period	$(31,937)	$4,996	$32,518
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net (loss) income available for Class A (A)	$(31,937)	$4,996	$32,518
Net (loss) income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$(0.67)	$0.10	$0.68
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net (loss) income available to common shareholders	$(31,937)	$4,996	$32,518

Available to:
- Class A shareholders for period	$(31,937)	$4,996	$32,518
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net (loss) income available for Class A (E)	$(31,937)	$4,996	$32,518
Net (loss) income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$(0.67)	$0.10	$0.68
Class B (G/H)	—	—	—